Geographical Information of Long Lived Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	$ 591,043	$ 527,711	$ 371,572
USA
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	345,866	309,062	240,029
China
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	108,688	81,175	62,024
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	60,369	65,357	396
Switzerland
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	35,592	37,155	36,795
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	14,857	14,876	15,323
Vietnam
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	11,656	10,042	8,272
Philippines
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	7,793	6,628	6,115
Hong Kong
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	5,032	2,818	1,914
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	1,190	598	704
Total Non-United States
Revenues From External Customers And Long Lived Assets [Line Items]
Long-Lived Assets	$ 245,177	$ 218,649	$ 131,543